INCOME TAXES - Expiration Dates of Operating Losses Carried Forward (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, tax benefits not recognized	$ 27,976,000	$ 22,015,000
Canada Tax Authority
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Capital loss carryforwards	16,100,000
Capital loss carryforwards, tax benefits recognized	0
Canada Tax Authority | Provincial/State
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, tax benefits not recognized	6,375,000
Canada Tax Authority | Provincial/State | 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, tax benefits not recognized	946,000
Canada Tax Authority | Provincial/State | 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, tax benefits not recognized	2,586,000
Canada Tax Authority | Provincial/State | 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, tax benefits not recognized	1,630,000
Canada Tax Authority | Provincial/State | 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, tax benefits not recognized	1,213,000
Canada Tax Authority | Canadian Tax Authority
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, tax benefits not recognized	6,376,000
Canada Tax Authority | Canadian Tax Authority | 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, tax benefits not recognized	947,000
Canada Tax Authority | Canadian Tax Authority | 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, tax benefits not recognized	2,586,000
Canada Tax Authority | Canadian Tax Authority | 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, tax benefits not recognized	1,630,000
Canada Tax Authority | Canadian Tax Authority | 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, tax benefits not recognized	1,213,000
United States | Provincial/State | 2018-2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	87,900,000
Unused losses, tax benefits recognized	2,900,000
United States | Provincial/State | 2018-2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	86,100,000
Unused tax losses, tax benefits not recognized	$ 3,600,000